Retirement and Other Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement and Other Employee Benefits
Amount expensed under the defined contribution plan	$ 72	$ 60	$ 39
Defined benefit pension plan
Retirement and Other Employee Benefits
Legal obligation for benefits under defined benefit plans	0
Pension costs under the defined benefit plan	297	229	269
Postretirement benefits
Retirement and Other Employee Benefits
Pension costs under the defined benefit plan	$ 13	$ 17	$ 42